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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: _____
  This Amendment (Check only one.):  [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jones Collombin Investment Counsel Inc.
Address:  150 King Street, West, Suite 2108
          P.O. Box 52
          Toronto, Ontario, Canada, M5H 1J9

Form 13F File Number: 028-13937

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Douglas M. Jones
Title:    President
Phone:    416-366-1122 ext 224

Signature, Place, and Date of Signing:

Douglas M. Jones           Toronto, Ontario, Canada       January 9, 2013
-------------------------  -------------------------  ------------------------
[Signature]                [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           67
                                         -----------
Form 13F Information Table Value Total:  $   442,965
                                         -----------
                                          (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                                                VOTING AUTHORITY
                                                    VALUE ($USD)    SHARES OR     SH/ PUT/ INVESTMENT  OTHER   ------------------
NAME OF ISSUER             TITLE OF CLASS   CUSIP    (X$1,000)   PRINCIPAL AMOUNT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------             -------------- --------- ------------ ---------------- --- ---- ---------- -------- ------ ------ ----
AGRIUM INC                 COM            008916108     $  8,965            89710 SH       SOLE                 89710
BCE INC                    COM NEW        05534B760     $ 12,082           281165 SH       SOLE                281165
BANK MONTREAL QUE          COM            063671101     $ 32,931           536825 SH       SOLE                536825
BANK NOVA SCOTIA HALIFAX   COM            064149107     $    429             7400 SH       SOLE                  7400
BARRICK GOLD CORP          COM            067901108     $     22              620 SH       SOLE                   620
CANADIAN NATL RY CO        COM            136375102     $    209             2300 SH       SOLE                  2300
CANADIAN NAT RES LTD       COM            136385101     $    101             3515 SH       SOLE                  3515
CENOVUS ENERGY INC         COM            15135U109     $ 16,631           495635 SH       SOLE                495635
ELDORADO GOLD CORP NEW     COM            284902103     $    134            10410 SH       SOLE                 10410
ENCANA CORP                COM            292505104     $     83             4200 SH       SOLE                  4200
ENBRIDGE INC               COM            29250N105     $  1,905            43935 SH       SOLE                 43935
GOLDCORP INC NEW           COM            380956409     $     68             1845 SH       SOLE                  1845
IMPERIAL OIL LTD           COM NEW        453038408     $    376             8730 SH       SOLE                  8730
MAGNA INTL INC             COM            559222401     $ 10,448           208645 SH       SOLE                208645
MANULIFE FINL CORP         COM            56501R106     $     82             6000 SH       SOLE                  6000
PEMBINA PIPELINE CORP      COM            706327103     $     29             1000 SH       SOLE                  1000
PROGRESSIVE WASTE
  SOLUTIONS                COM            74339G101     $    130             6000 SH       SOLE                  6000
ROGERS COMMUNICATIONS INC  CL B           775109200     $    688            15125 SH       SOLE                 15125
ROYAL BK CDA MONTREAL QUE  COM            780087102     $ 24,650           408400 SH       SOLE                408400
TORONTO DOMINION BK ONT    COM NEW        891160509     $ 23,720           280990 SH       SOLE                280990
TELUS CORP                 NON-VTG SHS    87971M202     $    494              490 SH       SOLE                   490
THOMSON REUTERS CORP       COM            884903105     $    109             3750 SH       SOLE                  3750
TRANSCANADA CORP           COM            89353D107     $ 12,681           267569 SH       SOLE                267569
AT&T INC                   COM            00206R102     $ 18,573           550975 SH       SOLE                550975
ALTRIA GROUP INC           COM            02209S103     $     60             1900 SH       SOLE                  1900
APPLE INC                  COM            037833100     $     19               35 SH       SOLE                    35
CARNIVAL CORP              PAIRED CTF     143658300     $     13              345 SH       SOLE                   345
CATERPILLAR INC DEL        COM            149123101     $     22              250 SH       SOLE                   250
CHEVRON CORP NEW           COM            166764100     $    192             1775 SH       SOLE                  1775
COCA COLA CO               COM            191216100     $ 10,594           292255 SH       SOLE                292255
DANAHER CORP DEL           COM            235851102     $     68             1225 SH       SOLE                  1225
DU PONT E I DE NEMOURS &
  CO                       COM            263534109     $    108             2400 SH       SOLE                  2400
E M C CORP MASS            COM            268648102     $     25             1000 SH       SOLE                  1000
EXXON MOBIL CORP           COM            30231G102     $     87             1010 SH       SOLE                  1010
FREEPORT- MCMORAN COPPER
  & GO                     COM            35671D857     $  8,446           246945 SH       SOLE                246945
GENERAL ELECTRIC CO        COM            369604103     $ 20,970           999060 SH       SOLE                999060
GENERAL MLS INC            COM            370334104     $ 11,327           280240 SH       SOLE                280240
GOOGLE INC                 CL A           38259P508     $ 17,046            24098 SH       SOLE                 24098
HEINZ H J CO               COM            423074103     $     35              600 SH       SOLE                   600
HOME DEPOT INC             COM            437076102     $    112             1805 SH       SOLE                  1805
HONEYWELL INTL INC         COM            438516106     $ 11,360           178980 SH       SOLE                178980
ISHARES TR                 IBOXX INV CPBD 464287242     $     57              475 SH       SOLE                   475
JPMORGAN CHASE & CO        COM            46625H100     $ 19,368           440485 SH       SOLE                440485
JOHNSON & JOHNSON          COM            478160104     $ 28,334           404190 SH       SOLE                404190
KRAFT FOODS GROUP INC      COM            50076Q106     $    718            15792 SH       SOLE                 15792
MERCK & CO INC NEW         COM            58933Y105     $    164             4000 SH       SOLE                  4000
MICROSOFT CORP             COM            594918104     $     22              815 SH       SOLE                   815
MONDELEZ INTL INC          CL A           609207105     $  1,196            46990 SH       SOLE                 46990
NEXTERA ENERGY INC         COM            65339F101     $ 16,895           244180 SH       SOLE                244180
ORACLE CORP                COM            68389X105     $ 10,260           307920 SH       SOLE                307920
PEPSICO INC                COM            713448108     $     34              500 SH       SOLE                   500
PFIZER INC                 COM            717081103     $    138             5500 SH       SOLE                  5500
PHILIP MORRIS INTL INC     COM            718172109     $    108             1290 SH       SOLE                  1290
POWERSHARES QQQ TRUST      UNIT SER 1     73935A104     $     15              224 SH       SOLE                   224
PROCTER & GAMBLE CO        COM            742718109     $ 14,956           220301 SH       SOLE                220301
BHP BILLITON LTD           SPONSORED ADR  088606108     $      7               95 SH       SOLE                    95
DIAGEO P L C               SPON ADR NEW   25243Q205     $    152             1300 SH       SOLE                  1300
ROYAL DUTCH SHELL PLC      SPONS ADR A    780259206     $     45              650 SH       SOLE                   650
SPDR S&P 500 ETF TR        TR UNIT        78462F103     $     45              313 SH       SOLE                   313
SPDR GOLD TRUST            GOLD SHS       78463V107     $    116              715 SH       SOLE                   715
SELECT SECTOR SPDR TR      SBI CONS STPLS 81369Y308     $     38             1077 SH       SOLE                  1077
TIME WARNER INC            COM NEW        887317303     $ 11,258           235365 SH       SOLE                235365
WAL-MART STORES INC        COM            931142103     $ 13,647           200015 SH       SOLE                200015
WALGREEN CO                COM            931422109     $ 19,635           530525 SH       SOLE                530525
WELLS FARGO & CO NEW       COM            949746101     $ 16,710           488895 SH       SOLE                488895
SPDR INDEX SHS FDS         EURO STOXX 50  78463X202     $ 27,556           795030 SH       SOLE                795030
SANOFI                     SPONSORED ADR  80105N105     $ 15,467           326440 SH       SOLE                326440
                                                        $442,965
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